Guggenheim Municipal Income Fund Average Annual Total Returns - A C Inst P Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.25%	0.80%	2.34%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.92%	(0.99%)	1.26%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.29%)	(2.12%)	0.21%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.52%	(1.23%)	0.51%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	(0.91%)	0.92%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.46%	0.09%	1.93%
Class P
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	(0.17%)	1.67%

[1]	Bloomberg Municipal Bond Index is an index considered representative of the broad market for tax-exempt investment-grade municipal bonds. Bonds in the index have remaining maturities of at least one year.